Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Israel ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.5%
Elbit Systems Ltd.	21,737	$2,785,404

Banks — 16.4%
Bank Hapoalim BM	739,670	4,849,892
Bank Leumi Le-Israel BM	1,142,324	6,421,997
FIBI Holdings Ltd.	4,203	116,439
First International Bank of Israel Ltd.	46,232	1,155,887
Israel Discount Bank Ltd., Class A	968,162	3,280,961
Mizrahi Tefahot Bank Ltd.	121,391	2,595,346

		18,420,522

Biotechnology — 0.2%
UroGen Pharma Ltd.(a)(b)	9,200	190,900

Building Products — 0.3%
Caesarstone Ltd.	24,321	290,393

Capital Markets — 0.2%
Altshuler Shaham Provident Funds & Pension Ltd.	22,514	120,031
Electreon Wireless Ltd.(a)	1,328	121,792

		241,823

Chemicals — 2.8%
ICL Group Ltd.	574,572	2,729,476
Israel Corp. Ltd. (The)(a)	2,472	420,732

		3,150,208

Communications Equipment — 1.6%
AudioCodes Ltd.	9,634	270,572
Gilat Satellite Networks Ltd.	21,347	129,828
Ituran Location and Control Ltd.	19,062	350,550
Radware Ltd.(a)	42,617	1,074,375

		1,825,325

Construction & Engineering — 3.3%
Ashtrom Group Ltd.	18,672	298,305
Elco Ltd.	7,677	314,750
Electra Ltd./Israel	2,140	983,573
Shapir Engineering and Industry Ltd.	116,805	865,890
Shikun & Binui Ltd.(a)(b)	235,847	1,204,586

		3,667,104

Consumer Finance — 0.2%
Isracard Ltd.	70,905	231,490

Distributors — 0.1%
Tadiran Holdings Ltd.	1,664	107,092

Diversified Telecommunication Services — 1.8%
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	1,850,221	2,000,844

Equity Real Estate Investment Trusts (REITs) — 0.8%
REIT 1 Ltd.	183,006	869,361

Food & Staples Retailing — 1.4%
M Yochananof & Sons Ltd.	2,349	118,980
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	7,945	529,594
Shufersal Ltd.	122,644	957,788

		1,606,362

Food Products — 1.3%
Strauss Group Ltd.	46,920	1,439,564

Health Care Equipment & Supplies — 0.3%
Inmode Ltd.(a)	4,269	183,908

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Nano-X Imaging Ltd.(a)	3,106	$190,398

		374,306

Hotels, Restaurants & Leisure — 0.2%
Fattal Holdings 1998 Ltd.(a)	2,344	195,041

Household Durables — 0.4%
Electra Consumer Products 1970 Ltd.	3,908	111,507
Maytronics Ltd.	23,469	342,276

		453,783

Independent Power and Renewable Electricity Producers — 1.8%
Doral Group Renewable Energy, NVS	27,651	120,060
Energix-Renewable Energies Ltd.	79,440	326,899
Enlight Renewable Energy Ltd.(a)	450,351	878,913
Kenon Holdings Ltd./Singapore	22,794	582,790
OPC Energy Ltd.	15,946	159,221

		2,067,883

Industrial Conglomerates — 0.1%
Arad Investment & Industrial Development Ltd., NVS	1,273	120,407

Insurance — 3.0%
Clal Insurance Enterprises Holdings Ltd.(a)	34,758	468,004
Harel Insurance Investments & Financial Services Ltd.(a)(b)	118,809	1,016,632
IDI Insurance Co. Ltd.	8,096	230,684
Menora Mivtachim Holdings Ltd.(a)	32,756	561,965
Migdal Insurance & Financial Holdings Ltd.(a)	451,739	403,223
Phoenix Holdings Ltd. (The)(a)	95,062	637,973

		3,318,481

Internet & Direct Marketing Retail — 1.0%
Fiverr International Ltd.(a)	5,716	1,145,086

IT Services — 10.2%
Formula Systems 1985 Ltd.	4,917	394,259
Matrix IT Ltd.	40,055	876,012
One Software Technologies Ltd.	955	123,733
Wix.com Ltd.(a)(b)	39,480	10,084,376

		11,478,380

Life Sciences Tools & Services — 0.5%
Compugen Ltd.(a)(b)	47,127	605,111

Machinery — 2.6%
Kornit Digital Ltd.(a)(b)	34,806	2,936,582

Oil, Gas & Consumable Fuels — 1.5%
Delek Group Ltd.(a)(b)	6,679	229,171
Equital Ltd.(a)	10,355	232,189
Naphtha Israel Petroleum Corp. Ltd.(a)	47,826	216,923
Oil Refineries Ltd.	1,072,543	233,334
Paz Oil Co. Ltd.(b)	7,506	749,022

		1,660,639

Pharmaceuticals — 7.3%
Taro Pharmaceutical Industries Ltd.(a)	1,767	124,750
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	851,341	8,096,253

		8,221,003

Professional Services — 0.1%
Danel Adir Yeoshua Ltd.	870	131,621

Real Estate Management & Development — 9.6%
AFI Properties Ltd.(a)	29,753	1,009,232
Airport City Ltd.(a)	74,131	1,002,407

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Israel ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Alony Hetz Properties & Investments Ltd.(b)	109,922	$1,442,810
Amot Investments Ltd.	138,263	734,207
Azrieli Group Ltd.	37,496	2,291,772
Bayside Land Corp.	90,230	692,911
Big Shopping Centers Ltd.(a)(b)	2,605	267,992
Blue Square Real Estate Ltd.	4,099	223,991
Brack Capital Properties NV(a)	1,361	109,520
Gazit-Globe Ltd.	74,410	431,607
Isras Investment Co. Ltd.	580	116,827
Mega Or Holdings Ltd.(b)	6,448	187,024
Melisron Ltd.	18,936	929,322
Mivne Real Estate KD Ltd.	352,841	877,685
Property & Building Corp. Ltd.	1,334	120,687
Summit Real Estate Holdings Ltd.	16,076	189,705
YH Dimri Construction & Development Ltd.	3,413	129,603

		10,757,302

Semiconductors & Semiconductor Equipment — 3.0%
Camtek Ltd./Israel(a)	6,047	115,288
Nova Measuring Instruments Ltd.(a)	16,856	1,096,549
Tower Semiconductor Ltd.(a)(b)	86,540	2,126,211

		3,338,048

Software — 23.6%
Check Point Software Technologies Ltd.(a)(b)	86,377	10,164,845
CyberArk Software Ltd.(a)(b)	29,912	3,435,992
Hilan Ltd.	7,635	349,760
Magic Software Enterprises Ltd.	7,737	129,927
Nice Ltd.(a)	48,166	11,590,620
Sapiens International Corp. NV	29,814	886,676

		26,557,820

Specialty Retail — 0.5%
Arko Holdings Ltd.(a)	150,773	107,162
Delek Automotive Systems Ltd.	48,575	320,556
Fox Wizel Ltd.	1,330	114,289

		542,007

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.2%
Delta-Galil Industries Ltd.(b)	11,851	$258,180

Wireless Telecommunication Services — 1.1%
Cellcom Israel Ltd.(a)	100,201	455,686
Partner Communications Co. Ltd.(a)	152,000	764,841

		1,220,527

Total Common Stocks — 99.9% (Cost: $126,315,239)		112,208,599

Short-Term Investments

Money Market Funds — 9.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(c)(d)(e)	10,223,990	10,230,125
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	70,000	70,000

		10,300,125

Total Short-Term Investments — 9.2% (Cost: $10,300,179)		10,300,125

Total Investments in Securities — 109.1% (Cost: $136,615,418)		122,508,724

Other Assets, Less Liabilities — (9.1)%		(10,209,096)

Net Assets — 100.0%		$112,299,628

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,214,776	$7,019,420	(a)	$—	$(2,451)	$(1,620)	$10,230,125	10,223,990	$15,420	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	46,000	24,000	(a)	—	—	—	70,000	70,000	13		—

					$(2,451)	$(1,620)	$10,300,125		$15,433		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Israel ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	3	12/18/20	$126	$9,971

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$112,208,599	$—	$—	$112,208,599
Money Market Funds	10,300,125	—	—	10,300,125

	$122,508,724	$—	$—	$122,508,724

Derivative financial instruments(a)
Assets
Futures Contracts	$9,971	$—	$—	$9,971

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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